Fair Value - Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II		€ 13
Total 2016 Transfers Level II to Level I		1,666
Recurring fair value measurement [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	€ 3	149
Total 2016 Transfers Level II to Level I	(3)	1,714
Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II		1
Recurring fair value measurement [member] | Investment contracts for account of policyholders [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II		1
Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II		1
Total 2016 Transfers Level II to Level I		1
Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II		12
Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Money markets and other short term instruments [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Total 2016 Transfers Level II to Level I		1,664
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	3	136
Total 2016 Transfers Level II to Level I	(3)	49
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	3	124
Total 2016 Transfers Level II to Level I	1	19
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investment contracts for account of policyholders [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II		12
Total 2016 Transfers Level II to Level I	€ (4)	€ 30